Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share capital amount	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2022	$ 706	$ 148,610	$ (2,908)	$ (73,625)	$ 72,783
Balance (in Shares) at Dec. 31, 2022	14,739,082
Share-based compensation		6,117			6,117
RSUs vested	$ 30	(30)
RSUs vested (in Shares)	568,650
Net income				3,713	3,713
Other comprehensive income (loss)			(122)		(122)
Balance at Dec. 31, 2023	$ 736	154,697	(3,030)	(69,912)	82,491
Balance (in Shares) at Dec. 31, 2023	15,307,732
Share-based compensation		6,097			6,097
RSUs vested	$ 33	(33)
RSUs vested (in Shares)	607,884
Net income				6,968	6,968
Other comprehensive income (loss)			120		120
Balance at Dec. 31, 2024	$ 769	160,761	(2,910)	(62,944)	$ 95,676
Balance (in Shares) at Dec. 31, 2024	15,915,616				15,915,616
Share-based compensation		6,116			$ 6,116
Proceeds from exercise of stock options	$ 2	333			$ 335
Proceeds from exercise of stock options (in Shares)	41,770				41,770
RSUs vested	$ 38	(38)
RSUs vested (in Shares)	635,339
Net income				11,991	11,991
Other comprehensive income (loss)			(13)		(13)
Balance at Dec. 31, 2025	$ 809	$ 167,172	$ (2,923)	$ (50,953)	$ 114,105
Balance (in Shares) at Dec. 31, 2025	16,592,725				16,592,725